Selected Quarterly Financial Information - Schedule of Selected Quarterly Financial Information (unaudited) (Detail) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Total revenues	$ 426,000,000	$ 415,000,000	$ 407,000,000	$ 391,000,000	$ 370,000,000	$ 381,000,000	$ 373,000,000	$ 360,000,000	$ 361,000,000	$ 1,264,000,000	$ 1,168,000,000	$ 1,583,000,000		$ 1,475,000,000		$ 1,317,000,000
Total operating expenses	350,000,000	339,000,000	333,000,000	304,000,000	284,000,000	291,000,000	281,000,000	286,000,000	296,000,000	1,014,000,000	921,000,000	1,260,000,000		1,154,000,000		1,004,000,000
Income before income taxes	71,000,000	65,000,000	68,000,000	80,000,000	80,000,000	83,000,000	85,000,000	67,000,000	57,000,000	231,000,000	228,000,000	293,000,000		292,000,000		280,000,000
Net income(loss)	$ 42,700,978	$ 38,000,000	$ 34,597,597	$ 47,000,000	$ 48,000,000	$ 49,000,000	$ 51,000,000	$ 40,000,000	$ 34,000,000	$ 143,742,500	$ 129,727,071	$ 168,000,000	[1]	$ 174,000,000		$ 167,000,000
Basic and diluted		$ 0.38	$ 0.35	$ 0.48	$ 0.48	$ 0.49	$ 0.52	$ 0.40	$ 0.34			$ 1.70	[2]	$ 1.76	[2]	$ 1.69	[2]

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	Basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.